Additional Information - Condensed Financial Statements of the Parent Company - Summary of Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 315,459	$ 48,300	¥ 82,709
Prepayments and other current assets	19,371	2,969	18,774
Total current assets	419,908	64,353	104,462
Non-current assets:
Other non-current assets	2,181	334	2,133
Total non-current assets	43,910	6,729	36,221
TOTAL ASSETS	463,818	71,082	140,683
Current liabilities:
Salary and welfare payable	93,288	14,297	68,935
Total current liabilities	288,629	44,234	192,124
Other Liabilities, Noncurrent	5,411	829	0
Total non-current liabilities	5,998	919	0
TOTAL LIABILITIES	294,627	45,153	192,124
TOTAL MEZZANINE EQUITY			1,946,990	¥ 1,006,804	¥ 790,619
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares (US$0.0001 par value, 930,963,910 and 1,500,000,000 shares authorized as of December 31, 2019 and 2020, respectively, 285,428,430 shares issued and 260,000,000 shares outstanding as of December 31, 2019, respectively and 941,464,520 shares issued and 924,318,450 shares outstanding as of December 31, 2020, respectively)	640	98	189
Treasury stock	(12)	(2)	(18)
Additional paid in capital	2,409,753	369,311	0
Accumulated deficit	(2,239,300)	(343,185)	(2,003,031)
Accumulated other comprehensive income/(loss)	(1,909)	(293)	4,429
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY:	169,191	25,929	(1,998,431)	¥ (925,959)	¥ (703,081)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY	463,818	$ 71,082	140,683
Parent Company [Member]
Current assets:
Cash and cash equivalents	148,922		16,845
Prepayments and other current assets	2,475
Total current assets	151,397		16,845
Non-current assets:
Investments in subsidiaries, VIE and subsidiaries of VIE	27,471		(74,979)
Other non-current assets	1,470		6,720
Total non-current assets	28,941		(68,259)
TOTAL ASSETS	180,338		(51,414)
Current liabilities:
Salary and welfare payable	1,678
Accrued expenses and other current liabilities	4,058		27
Total current liabilities	5,736		27
Other Liabilities, Noncurrent	5,411
Total non-current liabilities	5,411
TOTAL LIABILITIES	11,147		27
TOTAL MEZZANINE EQUITY	0		1,946,990
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares (US$0.0001 par value, 930,963,910 and 1,500,000,000 shares authorized as of December 31, 2019 and 2020, respectively, 285,428,430 shares issued and 260,000,000 shares outstanding as of December 31, 2019, respectively and 941,464,520 shares issued and 924,318,450 shares outstanding as of December 31, 2020, respectively)	640		189
Treasury stock	(12)		(18)
Additional paid in capital	2,409,753
Accumulated deficit	(2,239,281)		(2,003,031)
Accumulated other comprehensive income/(loss)	(1,909)		4,429
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY:	169,191		(1,998,431)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY	180,338		(51,414)
Parent Company [Member] | Pre-IPO Series A Convertible Redeemable Preferred Shares [Member]
Current liabilities:
TOTAL MEZZANINE EQUITY	0		344,876
Parent Company [Member] | Pre-IPO Series B Convertible Redeemable Preferred Shares [Member]
Current liabilities:
TOTAL MEZZANINE EQUITY	0		400,476
Parent Company [Member] | Pre-IPO Series C Convertible Redeemable Preferred Shares [Member]
Current liabilities:
TOTAL MEZZANINE EQUITY	0		485,302
Parent Company [Member] | Pre-IPO Series C1 Convertible Redeemable Preferred Shares [Member]
Current liabilities:
TOTAL MEZZANINE EQUITY	0		117,973
Parent Company [Member] | Pre-IPO Series C1 Plus Convertible Redeemable Preferred Shares [Member]
Current liabilities:
TOTAL MEZZANINE EQUITY	0		92,966
Parent Company [Member] | Pre-IPO Series D Convertible Redeemable Preferred Shares [Member]
Current liabilities:
TOTAL MEZZANINE EQUITY	0		438,439
Parent Company [Member] | Pre-IPO Series D1 Convertible Redeemable Preferred Shares [Member]
Current liabilities:
TOTAL MEZZANINE EQUITY	¥ 0		¥ 66,958